Summary of Operations and Significant Accounting Policies - Property, Plant and Equipment (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 1,821,803	[1]	$ 1,453,843	[1]
Less: accumulated depreciation	(216,486)	[1]	(176,415)	[1]
Net property, plant and equipment	1,605,317	[1]	1,277,428	[1]
Transmission and storage assets
Property, Plant and Equipment [Line Items]
Property, plant and equipment	1,045,207		904,699
Less: accumulated depreciation	(159,583)		(135,949)
Net property, plant and equipment	885,624		768,750
Gathering assets
Property, Plant and Equipment [Line Items]
Property, plant and equipment	776,596		549,144
Less: accumulated depreciation	(56,903)		(40,466)
Net property, plant and equipment	$ 719,693		$ 508,678

[1]	Financial statements as of December 31, 2013 have been retrospectively recast to reflect the inclusion of NWV Gathering and Jupiter. See Note 2.